SHARE-BASED COMPENSATION EXPENSES - Restricted shares (Details) - Vested and Unissued Restricted Shares [Member]	12 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested | shares	40,625
Number of restricted shares, Vested | shares	(22,500)
Number of restricted shares, Un-vested | shares	18,125
Weighted average grant-date fair value, Un-vested (in dollars per share) | $ / shares	$ 20.09
Weighted average grant-date fair value, Vested (in dollars per share) | $ / shares	20.09
Weighted average grant-date fair value, Un-vested (in dollars per share) | $ / shares	$ 20.09